Fair Value Disclosures (Carrying Amounts And Fair Values Of Our Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Assets, Commodity Contracts, Fair Value		$ 4,914
Derivative Financial Instruments, Current Liabilities, Fair Value Disclosure	(7,338)
Derivative Financial Instruments, Noncurrent Liabilities, Fair Value Disclosure		(6,457)
Receivables, Fair Value Disclosure	5,108	2,510
Long-term Debt, Fair Value	(2,721,985)	(2,389,700)
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	328,278	209,620
Derivative Assets, Commodity Deposits, Fair Value	18,304	26,917
Derivative Assets, Commodity Contracts, Fair Value	0	4,914
Derivative Financial Instruments, Current Liabilities, Fair Value Disclosure	(7,338)	0
Derivative Financial Instruments, Noncurrent Liabilities, Fair Value Disclosure	0	(6,457)
Receivables, Fair Value Disclosure	5,135	2,534
Long-term Debt, Fair Value	(2,393,408)	(2,151,775)
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	328,278	209,620
Derivative Assets, Commodity Deposits, Fair Value	18,304	26,917
Derivative Assets, Commodity Contracts, Fair Value	0	4,914
Derivative Financial Instruments, Current Liabilities, Fair Value Disclosure	(7,338)	0
Derivative Financial Instruments, Noncurrent Liabilities, Fair Value Disclosure	0	(6,457)
Receivables, Fair Value Disclosure	5,108	2,510
Long-term Debt, Fair Value	(2,721,985)	(2,389,700)
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Assets, Commodity Contracts, Fair Value		4,914
Derivative Financial Instruments, Current Liabilities, Fair Value Disclosure	(7,338)
Derivative Financial Instruments, Noncurrent Liabilities, Fair Value Disclosure		(6,457)
Receivables, Fair Value Disclosure	0	0
Long-term Debt, Fair Value	2,721,985	(2,389,700)
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Assets, Commodity Contracts, Fair Value		0
Derivative Financial Instruments, Current Liabilities, Fair Value Disclosure	0
Derivative Financial Instruments, Noncurrent Liabilities, Fair Value Disclosure		0
Receivables, Fair Value Disclosure	0	0
Long-term Debt, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Assets, Commodity Contracts, Fair Value		0
Derivative Financial Instruments, Current Liabilities, Fair Value Disclosure	0
Derivative Financial Instruments, Noncurrent Liabilities, Fair Value Disclosure		0
Receivables, Fair Value Disclosure	5,108	2,510
Long-term Debt, Fair Value	$ 0	$ 0